Property and Equipment, Net	12 Months Ended
Mar. 31, 2025
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

6. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of March 31,
	2025	2024
	$’000	$’000
Leasehold improvement	167	106
Computers equipment	84	64
Furniture and fixtures	55	48
Office equipment	6	6
Sub-total	312	224
Less: accumulated depreciation	(155)	(74)
Property and equipment, net	157	150

Depreciation expense for the years ended March 31, 2025, 2024 and 2023, was approximately $81,000, $23,000 and $18,000, respectively.